Intangible Assets, Net (Details) - Schedule of Intangible Assets, Net - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Intangible Assets, Net [Line Items]
Total intangible assets	$ 64,800	$ 64,800
Less: accumulated amortization	(26,533)	(20,793)
Total intangible assets, net	38,267	44,007
AGM Domain name [Member]
Schedule of Intangible Assets, Net [Line Items]
Total intangible assets	14,800	14,800
Software [Member]
Schedule of Intangible Assets, Net [Line Items]
Total intangible assets	$ 50,000	$ 50,000